Possible Impact Of Amendments, New Standards And Interpretations Issued But Not Yet Effective (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 21, Lack of exchangeability [Member]
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2025
Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity [Member]
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2026
Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments [Member]
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2026
Annual improvements to IFRS Accounting Standards Volume 11 [Member]
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2026
IFRS 18, Presentation and Disclosure in Financial Statements [Member]
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2027
IFRS 19, Subsidiaries without Public Accountability Disclosures [Member]
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2027